Biological assets - Gains (Losses) from changes in fair value (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Biological assets
Total changes in the fair value of biological assets	BRL (326,349)	BRL (212,248)	BRL 184,583
Biological assets pledged	0
Other operating income (expenses)
Biological assets
Physical changes	(264,535)	(246,009)
Prices	(61,814)	33,761
Total changes in the fair value of biological assets	BRL (326,349)	BRL (212,248)